LEASES - Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2019 USD ($)
LEASES
2020	$ 462
2021	474
2022	486
2023	497
2024	424
Total lease payments	2,343
Less: interest	304
Total lease liabilities	$ 2,039